Note 7 - Income and Mining Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income and Mining Tax Benefit (Provision)

Major components of our income and mining tax for the three months ended March 31, 2026 and 2025 are as follows (in thousands):

	Three Months Ended
	March 31,
	2026	2025
Current:
Domestic	$(21,202)	$(2,615)
Foreign	(1,820)	—
Total current income and mining tax provision	(23,022)	(2,615)
Deferred:
Domestic	(25,045)	(10,833)
Foreign	(2,833)	(856)
Total deferred income and mining tax provision	(27,878)	(11,689)
Total income and mining tax provision	$(50,900)	$(14,304)

Major components of our income and mining tax provision for the years ended December 31, 2025, 2024 and 2023 are as follows (in thousands):

	2025	2024	2023
Current:
United States	$—	$—	$—
State income and state mining taxes	(17,469)	(6,758)	(3,846)
Canada	—	—	—
Canada - provincial mining taxes	(1,272)	—	—
Total current income and mining tax provision	(18,741)	(6,758)	(3,846)
Deferred:
United States	(58,959)	(29,517)	(7,115)
State and state mining taxes	(17,246)	(5,682)	(3,136)
Canada	(1,714)	—	—
Canada - provincial mining taxes	(2,082)	1,988	1,851
Total deferred income and mining tax provision	(80,001)	(33,211)	(8,400)
Total income and mining tax provision	$(98,742)	$(39,969)	$(12,246)

Schedule of Domestic and Foreign Components of Income (Loss) Before Income and Mining Taxes

Domestic and foreign components of income (loss) before income and mining taxes for the years ended December 31, 2025, 2024 and 2023 are as follows (in thousands):

	2025	2024	2023

United States	$304,122	$138,986	$18,528
Canada	54,848	(46,293)	(42,426)
Mexico	(2,169)	(2,489)	(4,103)
Total	$356,801	$90,204	$(28,001)

Schedule Of Income And Mining Tax Payments Net of Refunds Received TableTextBlock

The Company paid the following income and mining tax payments net of refunds for the years ended December 31, 2025, 2024 and 2023(in thousands):

	2025	2024	2023
United States	$—	$—	$—
Alaska	6,203	3,926	3,197
Idaho	263	9	247
Canada	—	27	—
Other	—	3	3
Total	$6,466	$3,965	$3,447

Schedule of Effective Income Tax Reconciliation

The annual tax provision is different from the amount that would be provided by applying the United States statutory federal income tax rate to our pretax income (loss). The reasons for the difference for the years ended December 31, 2025, 2024 and 2023 are (in thousands):

	2025		2024		2023

Income and mining tax (provision) / benefit at statutory rate	$(74,927)	21%	$(18,943)	21%	$5,880	21%

State and local income tax, net of federal (national) income tax effect
State taxes, net of federal tax benefit (a)	(16,080)	4	(7,102)	8	(1,623)	(6)
US Mining and other taxes (b)	(16,884)	5	(6,611)	7	(3,867)	(14)
Foreign tax effects
Canada
Canada - Rate differential on foreign earnings	2,808	(1)	(3,445)	4	(12,175)	(43)
Canada - Currency remeasurement	1,872	(1)	(3,065)	3	2,240	8
Canada - Mining taxes	(3,563)	1	—	—	—	0
Canada - Provincial taxes	(4,834)	1	7,837	(9)	15,516	55
Canada - Other	1,080	—	1,683	(2)	744	3
Canada - Change in valuation allowance	4,437	(1)	(7,000)	8	(6,731)	(24)
Provincial - Change in valuation allowance	3,495	(1)	(5,598)	6	(4,764)	(17)
Provincial - Currency remeasurement	1,580	(1)	1,856	(2)	(1,888)	(7)
Mexico
Rate differential on foreign earnings	195	—	224	—	369	1
Currency remeasurement	1,543	—	(2,297)	3	283	1
Change in valuation allowance	(2,178)	1	1,617	(2)	(3,098)	(11)
Other	(15)	—	(67)	—	1,584	6
Effect of Cross-Border Tax Laws
Global intangible low-taxed income	(5,634)	2	—	—	—	—
Subpart F	(6,368)	2	—	—	—	—
Change in valuation allowance	(3,875)	1	(3,387)	4	(5,712)	(20)
Nontaxable or nondeductible items
Percentage depletion	23,571	(7)	9,896	(11)	4,205	15
Transfer Pricing Allocation	(1,795)	1	(755)	1	—	—
Compensation	(838)	—	(2,588)	3	(1,536)	(6)
Other	(2,332)	1	(2,224)	2	(1,673)	(6)
Total (provision) benefit	$(98,742)	28%	$(39,969)	44%	$(12,246)	(44)%

(a) State taxes in Alaska made up the majority (greater than 50 percent) of the tax effect in this category.
(b) Mining taxes for Alaska Mine License Tax made up the majority (greater than 50 percent) of the tax effect in this category.

Schedule of Components of Net Deferred Tax Assets and Liabilities

At December 31, 2025 and 2024, the net deferred tax liability was $157.6 million and $60.1 million, respectively. The individual components of our net deferred tax assets and liabilities are reflected in the table below (in thousands).

	December 31,
	2025	2024
Deferred tax assets:
Accrued reclamation costs	$33,270	$28,032
Deferred exploration	21,691	21,591
Foreign net operating losses	54,523	50,090
Domestic net operating losses	126,186	191,583
Foreign exchange loss	21,348	29,292
Foreign tax credit carryforward	516	1,576
Miscellaneous	40,560	30,014
Total deferred tax assets	298,094	352,178
Valuation allowance	(111,426)	(115,105)
Total deferred tax assets	186,668	237,073
Deferred tax liabilities:
Miscellaneous	(17,123)	(7,716)
Properties, plants and equipment	(327,130)	(289,430)
Total deferred tax liabilities	(344,253)	(297,146)
Net deferred tax liability	$(157,585)	$(60,073)

Schedule of Changes in Valuation Allowance	The changes in the valuation allowance for the years ended December 31, 2025, 2024 and 2023, are as follows (in thousands):

	2025	2024	2023
Balance at beginning of year	$(115,105)	$(100,910)	$(72,856)
Valuation allowance on deferred tax assets acquired with the ATAC (2023) and Alexco (2022) acquisitions	—	—	(8,077)
Decrease (increase) related to non-recognition of deferred tax assets due to uncertainty of recovery and increase related to non-utilization of net operating loss carryforwards	(7,113)	(16,965)	(21,114)
Decrease related to either or a combination of (i) utilization, (ii) release due to future benefit, and (iii) expiration of deferred tax assets as applicable	10,792	2,770	1,137
Balance at end of year	$(111,426)	$(115,105)	$(100,910)